14006535

Received

APR 24 2014

Washington, DC 20549

NASDAQ
THE NASDAQ OMX GROUP

Lisa Roberts
Vice President
Listing Qualifications

001-35620

By Electronic Mail

April 24, 2014

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 24, 2014 The Nasdaq Stock Market (the "Exchange") received from Viggle Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Lisa Roberts